13F-HR
				3/31/01

					0000791214
    				g$caw8qs

					NONE
		1

    					E. Dorney
     				203-761-9600

					erin@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 March 31, 2002

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            April 18, 2002

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$176,804,401

List of Other Included Managers:		None


Name of Isser             Cussip    Value(x1000)  Shares
Action Performance        004933107       6920    140500
Activision                004930202        746     25000
AdvancePCS                00790K109        863     28680
Affiliated Computer       008190100       1347     24000
Alliance Gaming           01859p609       6014    197000
Alloy                     019855105       1518    101000
American Woodmark         030506109       2523     40000
Americredit               03060R101        760     20000
Amgen                     031162100        872     14604
Ansys                     03662q105       2710    100000
Apollo Group              037604105       4043     75500
Argosy Gaming             040228108       3816    104000
Autozone                  053332102       4028     58500
C I S C O                 17275R102        760     44906
CACI                      127190304       4810    137000
Career Education          141665109       4435    112000
Centex Corp.              152312104        623     12000
Cephalon                  156708109        697     11065
Christopher & Banks       171046105       1675     51000
Citigroup                 172967101        678     13683
Commerce Bancorp          200519106        964     21473
Concord EFS               206197105        998     30000
Cubic                     229669106       2059     31500
D R Horton                23331A109       4191    111155
D&K Healthcare Resources  232861104       2101     35000
Dell Computer             247025109        789     30237
Dianon Systems            252826102       1298     20000
Direct Focus              254931108       1142     30000
Doral Financial           25811p100       1019     30000
Dun & Bradstreet          26483e100       1000     25000
Electronic Arts           285512109        692     11389
Emcor                     29084q100       2378     41000
Expedia                   302125109       3667     52500
Exxon Mobil               30231G102        765     17463
FTI Consulting            302941109       3098    100000
First Horizon Pharma      32051k106       2281    102000
Forest Laboratories       345838106        817     10000
General Electric          369604103        644     17196
Genesis Microchip         37184C103       1404     54000
Group 1 Automotive        398905109       5330    136500
Gtech Holdings            400518106       1950     40000
Hotel Reservations Network441451101       3359     57000
IDEC Pharmaceuticals      449370105        640      9959
Infosys                   456788108        983     15000
Intel                     458140100        794     26110
Investment Technology     46145F105       3006     57000
JDA Software Group        46612K108       2519     79000
Kronos                    501052104       3688     78500
Lennar                    526057104       3060     58000
Logitech                  541419107       2360     50000
M & T Bank                55261f104        765      9522
MDC Holdings              552676108        648     15000
Mcafee.com                579062100       1153     70000
Meritage                  59001a102       2876     45000
Microsoft                 594918104        701     11621
Mohawk                    608190104       1202     20000
Multimedia Games          625453105       6752    191000
Neoforma                  640475505       4566    232500
Ninety Nine Cents Only Sto65440K106       1150     30000
Nvidia                    67066G104       2595     58500
Oracle                    68389X105        763     59644
Orthofix International    N6748L102       2863     71000
Overture Services         69039R100       1675     60000
PEC Solutions             705107100       3984    162000
Penn National Gaming      707569109       4010    114500
Precise Software          M41450103       1397     60000
Prepaid Legal             740065107       1714     60000
Quest Diagnostics         74834L100        816      9855
Ryland Group              783764103       3608     40000
Stericycle                858912108       5912     94500
SunGard Data              867363103        807     24480
TRC                       872625108       1228     50000
TTI Team Telecom          M88258104       5195    181000
University of Phoenix     037604204        837     20000
Utstarcom                 918076100       3043    116000
Varian Medical            92220p105        957     23395
Vimpel                    68370R109       6018    187000
Wal-Mart Stores           931142103        738     12045
